ORGANIZATION AND BUSINESS OVERVIEW	12 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1.	ORGANIZATION AND BUSINESS OVERVIEW

Barentsz Capital Limited (“Barentsz Capital” or the “Company”) is a company limited by shares incorporated in the British Virgin Islands on March 30, 2023. As of April 30, 2026, the Company was authorized to issue 4,950,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares, each with a par value of US$0.00001 per share.

The Company’s registered office is in the British Virgin Islands and its principal place of business is in Hong Kong. The Company and its consolidated subsidiaries (collectively, the “Company”) provide comprehensive growth consulting services to entrepreneurs and corporate clients, including strategic insights and implementable business solutions.

During the years ended April 30, 2026, 2025 and 2024, the Company had direct interests in the following entities:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities

Barentsz Capital Limited	The British Virgin Islands, March 30, 2023	US$200	Mr. WEI Xiao is the principal shareholder	Holding company and providing consultancy services
Barentsz HK	Hong Kong, May 4, 2023	HK$2,000,000	100% owned by Barentsz Capital Limited until May 23, 2025	Providing Type 4 and Type 9 services and consultancy services in Hong Kong
Premier ESG Services Limited (“Premier ESG”)	Hong Kong, August 26, 2024	HK$10,000	51% owned by Barentsz Capital Limited	Providing advisory services for ESG reporting

Barentsz Asset Management Limited (“Barentsz HK”) was a wholly owned subsidiary of the Company until May 23, 2025. On that date, the Company disposed of its entire equity interest in Barentsz HK to Barentsz Investments Limited. The results of Barentsz HK were included in the consolidated financial statements through the date of disposal.